Acquisition (Schedule of consideration for the acquisition) (Details) - BMG [Member]	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Value of investment prior to acquisition	$ 5,376,528
Cash paid	3,956,656
Value of shares issued	24,970,694
Transaction costs	561,959
Value of replacement stock options and warrants	576,506
Gross consideration	35,442,343
Less: net assets	(9,885,962)
Excess consideration paid over the net assets of BMG	$ 25,556,381